PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION (Details) - ¥ / shares shares in Billions	Jul. 25, 2000	Feb. 25, 2000
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION
Number of shares issued		68.8
Par value per share	¥ 1.00	¥ 1.00